Subsequent Events (Details) (USD $)	1 Months Ended			4 Months Ended	12 Months Ended				1 Months Ended		4 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended
	Apr. 30, 2013	Feb. 28, 2013	Dec. 30, 2012	Apr. 30, 2013	Dec. 31, 2012	Apr. 30, 2014	Sep. 30, 2012	Aug. 31, 2012	Feb. 28, 2013 Common Stock [Member]	Dec. 30, 2012 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Feb. 28, 2013 Warrant [Member]	Dec. 30, 2012 Warrant [Member]	Oct. 31, 2012 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Sep. 30, 2014 Subsequent Event [Member] Hillair Capital Investments L.P. [Member]	Jun. 30, 2014 Subsequent Event [Member] Director [Member]	Jun. 30, 2014 Subsequent Event [Member] Director [Member] Common Stock [Member]	Jun. 30, 2014 Subsequent Event [Member] Director [Member] Warrant [Member]	Jun. 30, 2014 Subsequent Event [Member] Two Directors [Member]	Jun. 30, 2014 Subsequent Event [Member] Two Directors [Member] Common Stock [Member]	Jun. 30, 2014 Subsequent Event [Member] Two Directors [Member] Warrant [Member]	Sep. 30, 2014 Subsequent Event [Member] Institutional Investor [Member]	Jul. 31, 2014 Subsequent Event [Member] Institutional Investor [Member]	Sep. 30, 2014 Subsequent Event [Member] Institutional Investor [Member] Common Stock [Member]	Jul. 31, 2014 Subsequent Event [Member] Institutional Investor [Member] Common Stock [Member]	Sep. 30, 2014 Subsequent Event [Member] Institutional Investor [Member] Warrant [Member]	Jul. 31, 2014 Subsequent Event [Member] Institutional Investor [Member] Warrant [Member]	Jul. 31, 2014 Subsequent Event [Member] Janet Gill, Chief Financial Officer [Member]
Subsequent Event [Line Items]
Issuance of common shares and warrants for cash, net of offering costs	$ 8,750	$ 519,370	$ 530,337	$ 1,041,540	$ 3,025,236						$ 3,329	$ 9,920							$ 50,000			$ 100,000			$ 3,766,325	$ 1,631,500
Issuance of common shares and warrants for cash, net of offering costs, shares									1,614,286	2,042,856	3,329,503	9,920,000		807,143	1,021,432					263,158	263,158		526,318	526,318			24,298,877	10,525,809	12,149,439	5,262,905
Price per share													$ 0.3325						$ 0.19			$ 0.19				$ 0.155
Percent warrant coverage included in units																										50.00%
Option expiration period														5 years	5 years	5 years													5 years	5 years
Exercise price of warrants	$ 0.50			$ 0.50		$ 0.50	$ 0.3325	$ 1.00						$ 0.50	$ 0.35	$ 0.50	$ 0.3325								$ 0.19					$ 0.19
Proceeds from related party investment in Company																															100,750
Expiration date																															Aug. 31, 2014
Number of shares issuable in exchange to waive an agreement																															1,750,000
Net proceeds from issuance of private placement																									3,700,000
Repayment of debt																		$ 2,310,000